INCOME AND MINING TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2011
Income and Mining Tax Expense

	Fiscal Year Ended December 31,	Six Months Ended December 31,	Fiscal Year Ended June 30,
	2011	2010	2010	2009
Current income taxes
South Africa	(108.3)	(39.0)	(67.7)	(101.6)
Ghana	(180.5)	(73.4)	(98.6)	(34.2)
Australia	(35.9)	—	(16.5)	(21.0)
Peru	(111.7)	(47.1)	(51.2)	(16.1)

Current income and mining taxes	(436.4)	(159.5)	(234.0)	(172.9)

Deferred income taxes
South Africa	(70.1)	44.9	(58.6)	(37.5)
Ghana	(12.0)	4.5	(28.1)	(24.7)
Australia	(51.3)	(22.9)	(12.3)	(12.8)
Peru	17.8	(0.8)	(25.4)	(16.7)

Deferred income and mining taxes	(115.6)	25.7	(124.4)	(91.7)

Total income and mining taxes	(552.0)	(133.8)	(358.4)	(264.6)

Pre-Tax Income Before Impairment of Equity Investee, Share of Equity Investee's Share of Profits/(Losses) and Minority Interests

The Company’s pre-tax income before, impairment of equity investee and share of equity investee’s share of losses comprise:

	Fiscal Year Ended December 31,	Six Months Ended December 31,	Fiscal Year Ended June 30,
	2011	2010	2010	2009
South Africa	378.5	(221.0)	192.0	269.9
Ghana	624.9	216.8	343.1	140.7
Australia	258.8	77.3	55.7	92.3
Peru	241.1	139.4	164.6	82.7
British Virgin Islands(1)	4.5	(17.7)	96.0	(34.4)

	1,507.8	194.8	851.4	551.2

(1)

The pre-tax loss relates to non-operating entitites, incorporated in the British Virgin Islands, includes impairment of investments for fiscal year ended December 31, 2011; net gain on disposal of investments in the six-month period ended December 31, 2010, a net gain on disposal of investments and impairment of investments in fiscal year ended June 30, 2010 and a net loss on disposal and impairment of listed investments in fiscal year ended June 30, 2009.

Major Items Causing Income Tax Provision to Differ from South African Mining Statutory Rate

	Fiscal Year Ended December 31,	Six Months Ended December 31,	Fiscal Year Ended June, 30
	2011	2010	2010	2009

South African mining tax on mining income is determined on a formula basis which takes into account the profit and revenue from mining operations during the year. Non-mining income is taxed at a standard rate. Deferred tax is provided at the estimated effective mining tax rate on temporary differences. The applicable tax rates are:

South Africa:
Mining statutory rate	43.0%	43.0%	43.0%	43.0%
Non-mining income standard tax rate	35.0%	35.0%	35.0%	35.0%
Non-mining companies	28.0%	28.0%	28.0%	28.0%
Ghana	25.0%	25.0%	25.0%	25.0%
Australia	30.0%	30.0%	30.0%	30.0%
Peru	30.0%	35.6%	35.6%	35.6%
Major items causing the Group’s income tax provision to differ from the South African mining statutory rate were:
Tax on net income at South African mining statutory rate	(648.4)	(83.7)	(366.1)	(237.0)
Rate adjustment to reflect company tax rates.	239.2	74.3	62.7	49.1
South African mining tax formula rate adjustment	11.9	10.4	16.6	27.7
Valuation allowance raised against deferred tax assets	—	—	(8.3)	(17.5)
Reversal of valuation allowance previously raised against deferred tax assets	22.0	10.3	0.1	2.7
Non taxable income/non deductible expenditure[1]	(199.0)	(197.6)	27.4	(54.4)
South African capital gains tax	—	—	(23.9)	—
Royalties[2]	—	—	(71.6)	(37.7)
Deferred tax release on reduction of tax rate at the Peruvian operation (six months ended December 31, 2010: South African operations)	9.1	61.3	—	—
Other	13.2	(8.8)	4.7	2.5

Income and mining tax expense	(552.0)	(133.8)	(358.4)	(264.6)

(1)

The $199.0 million (six months ended December 31, 2010: $197.6 million) non-deductible expenditure comprises mainly $nil (six months ended December 31, 2010: $128.0 million) empowerment transaction costs, $24.5 million (six months ended December 31, 2010: $11.6 million) share-based-compensation, $92.8 million (six months ended December 31, 2010: $25.9 million) exploration, feasibility and evaluation costs and $35.9 million (six months ended December 31, 2010: $12.6 million) National Stabilization Levy in Ghana.

(2)	The classification of royalty expense at the Group’s operations requires judgement, particularly at the Groups’ South African and Ghanian operations, where the percentages to be applied in calculating royalties are influenced by the expenses incurred in generating those product sales (and therefore the profitability of the operations). In light of the continued increase in royalties at the Group’s international operations, and the fact that changes to the calculation of royalties in Ghana, representing the largest component of consolidated royalty expense, changed to a predetermined 5% of product sales (regardless of the operating margin), Gold Fields changed the classification of royalty expense in its consolidated financial statements from a component of “income and mining taxes” to “other expenses” in its consolidated statements of operations starting with the six months ended December 31, 2010. Given the change in circumstances, Gold Fields considered it appropriate to change the presentation on a prospective basis.

(3)	No provision is made for the income tax effect that may arise on the remittance of unremitted earnings by certain foreign subsidiaries. It is management’s intention that these earnings will be permanently re-invested into future capital expansion projects, maintenance capital and ongoing working capital funding requirements. In the event that the Group repatriated these earnings, income taxes and withholding taxes may be incurred. The determination of such taxes is subject to various complex calculations and accordingly, the Group has determined that it is impractical to estimate the amount of deferred tax liability on such unremitted earnings.

(4)	The Group does not have any uncertain tax positions which will more likely than not result in changes to tax liabilities.

Deferred Income and Mining Tax Liabilities and Assets

Deferred income and mining tax liabilities and assets on the balance sheet as of December 31, 2011, December 31, 2010 and June 30, 2010 relate to the following:

	December 31, 2011	December 31, 2010	June 30, 2010
Deferred income and mining tax liabilities
Mining assets	1,803.8	2,119.8	1,978.0
Investments held by environmental trust funds	77.3	59.3	51.0
Inventory	9.3	9.3	8.9
Other	45.8	—	41.1

Gross deferred income and mining tax liabilities	1,936.2	2,188.4	2,079.0

Provisions, including rehabilitation accruals	(149.0)	(130.4)	(122.3)
Tax losses	(278.1)	(515.0)	(536.7)
Unredeemed capital expenditure	(630.0)	(648.6)	(625.1)
Other	(3.7)	(21.6)	—

Gross deferred income and mining tax assets	(1,060.8)	(1,315.6)	(1,284.1)
Valuation allowance for deferred tax assets	152.4	192.5	195.3

Total deferred income and mining tax assets	(908.4)	(1,123.1)	(1,088.8)

Net deferred income and mining tax liabilities	1,027.8	1,065.3	990.2
Less short term portion of deferred income and mining tax (included in accounts payable and provisions)	(8.4)	(13.5)	(7.7)

Net deferred income and mining tax liabilities	1,019.4	1,051.8	982.5

Valuation Allowance for Deferred Tax Assets

The valuation allowance relates primarily to net operating loss carry-forwards for the entities below, except for Living Gold (Pty) Limited, Gold Fields Operations, or GFO, and GFI Joint Venture Holdings, or GFIJVH, which also include unredeemed capital expenditure.

	December 31, 2011	December 31, 2010	June 30, 2010
Orogen Investments SA (Luxembourg)	39.2	40.9	43.7
Gold Fields Arctic Platinum Oy	30.3	28.3	26.2
Living Gold (Pty) Limited	3.9	6.5	5.6
Gold Fields Operations	33.2	53.1	55.0
GFI Joint Venture Holdings	44.6	62.2	63.6
Other	1.2	1.5	1.2

	152.4	192.5	195.3

Unredeemed Capital Expenditure and Tax Loss Carry Forwards

As at December 31, 2011, December 31, 2010 and June 30, 2010 the Group had unredeemed capital expenditure and tax loss carry forwards available for deduction against future mining income at its operations as follows:

	December 31, 2011	December 31, 2010	June 30, 2010
Unredeemed capital expenditure:
Beatrix Division of GFI Mining South Africa (Pty) Limited	—	117.6	140.2
Gold Fields Operations	608.4	587.3	462.1
GFI Joint Venture Holdings	1,049.4	1,119.6	936.2

	1,657.8	1,824.5	1,538.5

The Group has estimated capital allowances to be offset against future income:
Abosso Goldfields Limited	—	—	15.5
Gold Fields La Cima S.A.A	507.9	163.6	710.1

Estimated Capital Allowances

The estimated capital allowances do not have an expiration date. In terms of current Ghanaian taxation legislation, tax losses not utilized by Gold Fields Ghana Limited, or GF Ghana, and Abosso Goldfields Limited, or Abosso, are forfeited after five (5) years. GF Ghana, Abosso and Gold Fields La Cima, or La Cima, currently have no tax losses available for utilization against future profits.

	December 31, 2011	December 31, 2010	June 30, 2010
Estimated assessed tax losses:
Gold Fields Operations	484.4	653.2	600.4
GFI Joint Venture Holdings	12.6	67.5	81.5
Gold Fields Australia Pty Limited	—	177.6	251.9
Gold Fields Group Services (Pty) Limited	10.0	2.0	—
Golden Oils (Pty) Limited	1.2	1.4	1.0
Agrihold (Pty) Limited	1.9	2.3	2.1
Golden Hytec Farming (Pty) Limited	1.1	1.4	1.2
Living Gold (Pty) Limited	14.1	23.1	20.1

	525.3	928.5	958.2

Tax Years Open for Assessments

Tax years open for assessments
South Africa(1)	2001-2010
Ghana(2)	All years open
Australia(3)	2002-2010
Peru(4)	2005-2010

Notes:

(1)	The South African Tax legislation allows the Revenue Authorities to reopen assessments issued for a period of up to 3 years after the assessments were issued.

(2)	The Ghanaian Tax Authorities have the right to examine and, if necessary, amend the income tax determined by the relevant Group entity for any year without limitation to the years which may be reassessed.

(3)	The Australian Tax Authorities have the right to examine and, if necessary, amend the income tax determined by the relevant Group entity in the last four years, as from the date the tax returns have been filed.

(4)	The Peruvian Tax Authorities have the right to examine and, if necessary, amend the income tax determined by the relevant Group entity in the last four years, as from the date the tax returns have been filed.